Loans Receivable (excluding Covered Loans) Loans on Non-accrual Status (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 210,465	$ 245,532
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	100.00%	100.00%
Single family residential loans as percentage of restructured loans	82.00%
Approximate rate reduction concession, minimum	1.00%
Approximate rate reduction concession, maximum	2.00%
Single Family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	126,624	123,624
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	60.30%	50.30%
Construction, Speculative [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	15,383	39,915
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	7.30%	16.30%
Construction, Custom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	635	0
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.30%	0.00%
Land, Acquisition and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	37,339	64,883
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	17.70%	26.40%
Land, Consumer Lot Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	8,843	0
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	4.20%	0.00%
Multi Family Housing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	7,664	4,931
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	3.60%	2.00%
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	11,380	10,831
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	5.40%	4.40%
Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	1,679	371
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.80%	0.20%
Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	481	0
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.20%	0.00%
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 437	$ 977
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.20%	0.40%